Other investments (Tables)	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Summary of fair value of other investments through other comprehensive income and profit or loss.

Other investments consist of investments in common shares and warrants of several companies in the cannabis industry. These investments, with the exception of shares of Evergreen and warrants of ABcann Global Corporation (now known as "VIVO Cannabis Inc.") ("ABcann"), were quoted in an active market as of the relevant period end date and, as a result, had a reliably measurable fair value as of such period end dates. Refer to Note 4(c) on the adoption of IFRS 9 as of January 1, 2018.

	2018	2017
Fair value through other comprehensive income investments
Canopy Growth Corporation ("Canopy") (i)	$405	$877
Evergreen (ii)	300	300
	$705	$1,177

Fair value through profit or loss investment
ABcann - share warrants (iii)(v)	-	170
	$705	$1,347

Summary of gains (losses) recognized through profit or loss and through other comprehensive income from changes in fair value and disposals of other investments

The gains (losses) recognized upon the increase (decrease) in the fair value of other investments were as follows:

	2018	2017
Gain recognized in net income (loss)
Canopy (i)	$-	$36
ABcann - shares (iii)	-	4,160
ABcann - share warrants (iii)(v)	221	5
The Hydropothecary Corporation ("Hydropothecary") (iv)	-	657
	$221	$4,858

	2018	2017
Gain (loss) recognized in other comprehensive income (loss) before taxes
Canopy (i)	$215	$608
ABcann - shares (iii)	(224)	-
	$(9)	$608

11.	Other investments (continued)

(i)

During the year ended December 31, 2018, the Company sold 18,436 shares of Canopy (2017 - 7,374) for proceeds of $687 (2017 - $88). Subsequent to December 31, 2018, the Company fully divested of its investment in Canopy. Refer to Note 28(a).

(ii)

On March 16, 2017, Evergreen received a cultivation license under the Cannabis Act. As a result, the Company completed its subscription for a second tranche of shares of Evergreen for $100 and exercised its option to acquire an additional 5% of the equity of Evergreen for $500, for a total additional investment of $600. However, Evergreen, through its counsel, has indicated that the Company is not entitled to any interest in Evergreen and has rejected the payment. The Company filed a statement of claim in the Supreme Court of British Columbia and Evergreen has filed a statement of defense. The Company intends to vigorously pursue the enforcement of its rights to acquire equity in Evergreen.

(iii)

During the year ended December 31, 2017, ABcann completed a reverse takeover with Panda Capital Inc. As a result of this transaction, ABcann began trading on the TSX. The Company subscribed for additional shares of ABcann of $1,016 and sold 8,770,001 shares of ABcann for proceeds of $9,859 during the year ended December 31, 2017.

During the year ended December 31, 2018, the Company exercised 182,927 share warrants for aggregate consideration of $113, for additional shares of ABcann. Prior to the exercise, the share warrants were revalued to fair value using the Black-Scholes option pricing model. During the year ended December 31, 2018, the Company sold all 182,927 shares of ABcann for proceeds of $280.

(iv)

During the year ended December 31, 2017, BFK Capital Corp. acquired all of the outstanding shares of Hydropothecary (currently operating as HEXO Corp. and trading as TSX: HEXO). As a result of this transaction, Hydropothecary executed a 6:1 stock split. During the year ended December 31, 2017, the Company sold all 550,002 shares of Hydropothecary for proceeds of $932. The cumulative gain previously recognized as other comprehensive income on these shares was reclassified to income during 2017.

(v)

During the year ended December 31, 2017, the Company exercised 3,658,537 warrants for aggregate consideration of $2,268 for additional shares of ABcann. As at December 31, 2017, the fair value of the warrants was estimated using the Black-Scholes option pricing model with the following assumptions: risk free rate: 1.66%; volatility: 65%; share price: $1.53 per share; expected life: 0.76 years; and dividend yield: nil%.